Analysis of changes in financing activities during the year (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow
Payment of lease liabilities	$ (13,075,965)	$ (13,561,406)	$ (14,532,650)
Non-cash changes
Additions - Rights of use - Real estate	14,028,401	20,795,120
Financial liabilities
Analysis of changes in financing during the year [Line Items]
Opening balance	140,490,742	164,045,838
Cash flow
Debt securities issued - Capital	99,271,683	30,821,854
Collections - Financing by local financial institutions	139,535,545	1,816,673
Debt payments	(10,729,920)	(76,085,804)
Payment of lease liabilities	(13,075,965)	(13,561,406)
Non-cash changes
Interests and adjustments accrued	7,151,318	52,978,534
Net monetary inflation adjustment	(27,443,877)	(40,320,067)
Closing balance	$ 349,227,927	$ 140,490,742	$ 164,045,838